UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811 - 22463

Ironwood Institutional Multi-Strategy Fund LLC

 (Exact name of registrant as specified in charter)

One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Address of principal executive offices)(Zip code)

_________________________________________

Jonathan Gans
Chief Executive Officer and President
c/o Ironwood Capital Management Corporation
One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 777-2400

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Registrant’s annual report transmitted to unit holders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is as follows:

CONSOLIDATED FINANCIAL STATEMENTS

Ironwood Institutional Multi-Strategy Fund LLC
Six Months Ended October 31, 2015
(Unaudited)

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Financial Statements
Six Months Ended October 31, 2015
(Unaudited)

Contents

Consolidated Statement of Assets and Liabilities	1
Consolidated Schedule of Investments	2
Consolidated Statement of Operations	5
Consolidated Statements of Changes in Net Assets	6
Consolidated Statement of Cash Flows	7
Consolidated Financial Highlights	8
Notes to Consolidated Financial Statements	9

Supplemental Information

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statement of Assets and Liabilities
October 31, 2015
(Unaudited)

Assets
Cash	$205,020,175
Investments in investment funds, at fair value (cost $1,599,369,536)	1,742,398,129
Advance subscriptions to investment funds	63,500,000
Redemptions receivable from investment funds	1,717,382
Other assets	134,392
Total assets	2,012,770,078

Liabilities
Payable on credit facility	149,643,231
Advance subscriptions from Ironwood Multi-Strategy Fund LLC	16,259,285
Advance subscriptions	8,409,517
Payable to Adviser	5,396,904
Redemptions payable	842,722
Redemptions payable to Ironwood Multi-Strategy Fund LLC	799,650
Accrued expenses	166,640
Total liabilities	181,517,949

Net assets	$1,831,252,129

Net assets consist of:
Paid-in capital	$1,806,655,809
Accumulated net investment loss	(121,629,218)
Accumulated net realized gain	3,196,945
Net unrealized appreciation on investments	143,028,593
Net assets	$1,831,252,129

Net asset value per unit
1,640,538.15 units issued and outstanding, no par value	$1,116.25

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Schedule of Investments
October 31, 2015
(Unaudited)

Description	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date (1)	Liquidity (2)
Investment Funds
Relative Value:
Citadel Kensington Global Strategies Fund Ltd.	$157,031,145	$203,594,464	11.12%	12/31/2015	Quarterly (3)
D.E. Shaw Composite International Fund	76,672,762	99,589,372	5.44	12/31/2015	Quarterly (4)
D.E. Shaw Valence International Fund, LP	15,000,000	17,591,136	0.96	12/31/2015	Quarterly (5)
HBK Multi-Strategy Offshore Fund Ltd.	61,834,503	62,046,939	3.39	12/31/2015	Quarterly (6)
Hutchin Hill Capital Offshore Fund, Ltd.	119,593,750	127,082,549	6.94	12/31/2015	Quarterly (6)
KLS Diversified Fund Ltd.	52,800,000	54,579,258	2.98	12/31/2015	Quarterly
Tilden Park Offshore Investment Fund Ltd.	65,500,000	64,096,065	3.50	12/31/2015	Quarterly (6)
Total Relative Value	548,432,160	628,579,783	34.33

Market Neutral and Low Net Equity:
3G Natural Resources Offshore Fund, Ltd.	60,000,000	59,795,734	3.27	12/31/2015	Quarterly
Anchor Bolt Offshore Fund, Ltd.	70,000,000	72,274,011	3.95	12/31/2015	Quarterly
Citadel Global Equities Fund Ltd.	26,783,577	35,243,187	1.92	11/30/2015	Monthly (7)
Darsana Overseas Fund, Ltd.	27,758,901	27,494,877	1.50	12/31/2015	Quarterly (8)
Millennium International, Ltd.	126,572,870	152,314,504	8.32	12/31/2015	Quarterly (6)
Suvretta Offshore Fund, Ltd	83,100,000	96,734,499	5.28	12/31/2015	Quarterly
Total Market Neutral and Low Net Equity	394,215,348	443,856,812	24.24

Event-Driven:
Elliott International Limited	87,825,000	100,346,607	5.48	6/30/2018	Quarterly (9)
HG Vora Special Opportunities Fund, Ltd.	123,000,000	129,278,697	7.06	11/30/2015	Monthly
JMB Capital Partners Offshore, Ltd.	56,000,000	51,109,811	2.79	12/31/2015	Annually
Magnetar Capital Fund II Ltd.	30,464,792	28,155,633	1.54	12/31/2015	Quarterly (6)
Magnetar Equity Opportunities Fund Ltd.	150,046	343,473	0.02	11/30/2015	Monthly
Magnetar Global Event Driven Fund Ltd.	18,349,613	16,001,036	0.87	12/31/2015	Quarterly (6)
Perry Partners International, Inc.*	37,590,287	33,243,509	1.82	12/31/2015	Quarterly (6)
Roystone Capital Offshore Fund Ltd.	89,000,000	87,963,096	4.80	12/31/2015	Quarterly (10)
XPI Holding I Ltd	33,705	29,762	0.00	n/a	Other (11)
Total Event-Driven	442,413,443	446,471,624	24.38

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Schedule of Investments (continued)
October 31, 2015
(Unaudited)

Description	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date (1)	Liquidity (2)

Investment Funds (continued)
Distressed and Credit Securities:
Cerberus International SPV, Ltd	$3,286,508	$5,198,857	0.28%	n/a	Other (11)
Cerberus International, Ltd.**	1,130,742	1,462,630	0.08	n/a	Other (11)
King Street Capital, Ltd.*	2,508	3,067	0.00	n/a	Other (11)
Monarch Debt Recovery Fund Ltd	71,032,500	75,380,490	4.12	12/31/2015	Annually
Monarch Structured Credit Fund Ltd	8,965	10,229	0.00	n/a	Other (11)
Monarch Structured Credit Fund Ltd Series II	9,372	13,225	0.00	n/a	Other (11)
Monarch Structured Credit Fund Ltd Series IV	454,678	541,742	0.03	n/a	Other (11)
Panning Overseas Fund, Ltd.	42,864,021	38,818,742	2.12	12/31/2015	Quarterly (6)
Silver Point Capital Offshore Fund, Ltd.	95,519,291	102,060,928	5.57	12/31/2015	Annually
Total Distressed and Credit Securities:	214,308,585	223,489,910	12.20

Total investments in investment funds	$1,599,369,536	$1,742,398,129	95.15%

Other assets, less liabilities		88,854,000	4.85

Net assets		$1,831,252,129	100.00%

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Schedule of Investments (continued)
October 31, 2015
(Unaudited)

All investment funds are domiciled in the Cayman Islands except as noted.
* Investment fund is domiciled in the British Virgin Islands.
** Investment fund is domiciled in the Bahamas.

(1) Investments in investment funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after October 31, 2015 that a redemption from a tranche is available without a redemption fee.

(2) Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms. Redemption notice periods range from thirty to ninety days. Lock-up periods range from twelve to twenty four months. The Adviser cannot estimate when restrictions will lapse for any fund level gates, suspensions, or side pockets.

(3) Approximately 81% of this investment is available for redemption quarterly subject to a 10% investor level gate. If fund level redemptions are less than 5%, then the 10% investor level gate does not apply.  The remaining 19% of this investment is available for redemption every 18 months.

(4) Subject to a 12.5% quarterly investor level gate.

(5) Subject to an 8.33% investor level gate.  If fund level redemptions are less than 8.33%, the 8.33% investor level gate does not apply.

(6) Subject to a 25% quarterly investor level gate.

(7) Subject to a 16.67% monthly investor level gate.

(8) Subject to a 20% annual investor level gate.

(9) Approximately 88% of this investment is available for redemption quarterly. The remaining 12% of this investment is available for redemption semi-annually, subject to a 25% quarterly investor level gate.

(10) Approximately 66% of this investment is subject to a 25% quarterly investor level gate.  The remaining 34% of this investment is subject to a 12.5% quarterly investor level gate.

(11) The investment funds do not have set redemption timeframes but are liquidating investments and making distributions as underlying investments are sold.

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statement of Operations
For the Six Months Ended October 31, 2015
(Unaudited)

Investment income
Other income	$1,349

Expenses
Advisory fees	10,556,532
Administration fees	656,979
Commitment fees	406,153
Professional fees	388,524
Interest expense	260,092
Custody fees	170,720
Filing fees	41,237
Directors’ fees	29,583
Other	114,864
Total expenses	12,624,684

Net investment loss	(12,623,335)

Realized and unrealized gain (loss) from investments in investment funds
Net realized gain on redemptions from investments in investment funds	4,252,032
Net change in unrealized appreciation on investments in investment funds	(22,750,898)
Net realized and unrealized gain (loss) on investments in investment funds	(18,498,866)
Net decrease in net assets resulting from operations	$(31,122,201)

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statements of Changes in Net Assets

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015

Operations
Net investment loss	$(12,623,335)	$(21,133,619)
Net realized gain on redemptions from investments in investment funds	4,252,032	10,431,525
Net change in unrealized appreciation on investments in investment funds	(22,750,898)	82,025,679
Net increase (decrease) in net assets resulting from operations	(31,122,201)	71,323,585

Distributions to Members
Distributions from net investment income	-	(45,738,839)
Decrease in net assets from distributions to Members	-	(45,738,839)

Member transactions
Subscriptions (representing 231,527.42 and 539,466.68 units, respectively)	262,362,271	607,060,716
Reinvestment of distributions (representing 0.00 and 39,288.45 units, respectively)	-	43,463,401
Redemptions (representing 36,974.79 and 26,491.07 units, respectively)	(41,961,061)	(29,595,423)
Net increase in net assets from Member transactions	220,401,210	620,928,694

Net increase in net assets	189,279,009	646,513,440
Net assets at beginning of period	1,641,973,120	995,459,680
Net assets at end of period	$1,831,252,129	$1,641,973,120

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statement of Cash Flows
For the Six Months Ended October 31, 2015
(Unaudited)

Operating activities
Net decrease in net assets resulting from operations	$(31,122,201)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized gain on redemptions from investments in investment funds	(4,252,032)
Net change in unrealized appreciation on investments in investment funds	22,750,898
Purchases of investments in investment funds	(225,750,000)
Proceeds from sales of investments in investment funds	103,740,587
Decrease in advance subscriptions to investment funds	1,500,000
Decrease in redemptions receivable from investment funds	17,666,781
Increase in other assets	(31,271)
Decrease in payable to Adviser	(19,121)
Decrease in subscriptions payable to investment funds	(3,251,057)
Increase in accrued expenses	16,227
Net cash used in operating activities	(118,751,189)

Financing activities
Subscriptions received	248,070,223
Redemptions paid	(41,475,646)
Proceeds from credit facility	772,900,000
Repayments of credit facility	(747,895,626)
Net cash provided by financing activities	231,598,951

Net change in cash	112,847,762
Cash at beginning of period	92,172,413
Cash at end of period	$205,020,175

Supplemental disclosure of cash flow information
Interest paid	$260,092

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Financial Highlights

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	Year Ended April 30, 2012

For a unit outstanding throughout the period:
Net asset value, beginning of period	$1,135.54	$1,113.84	$1,091.15	$1,044.82	$1,044.62
Net investment loss (a)	(7.82)	(17.63)	(18.05)	(15.42)	(21.35)
Net realized and unrealized gain (loss) on investments in investment funds	(11.47)	77.14	110.84	119.42	32.25
Net increase (decrease) in net assets resulting from operations	(19.29)	59.51	92.79	104.00	10.90
Distributions from:
Net investment income	-	(37.81)	(70.10)	(57.67)	(10.70)
Net asset value, end of period	$1,116.25	$1,135.54	$1,113.84	$1,091.15	$1,044.82
Total return (b)	-1.70%	5.43%	8.71%	10.31%	1.09%
Ratio of total expenses to average net assets before expense waivers and reimbursements (c)	1.45%	1.57%	1.56%	1.71%	2.85%
Ratio of total expenses to average net assets after expense waivers and reimbursements (c)	1.45%	1.57%	1.56%	1.59%	2.07%
Ratio of net investment loss to average net assets (d)	(1.45%)	(1.57%)	(1.56%)	(1.59%)	(2.07%)
Portfolio turnover	5.97%	8.73%	17.74%	8.67%	3.92%
Net assets, end of period (in thousands)	$1,831,252	$1,641,973	$995,460	$378,944	$110,330

(a) Calculated based on the average units outstanding methodology.

(b) Total return assumes a subscription of a unit in the Fund at the beginning of the period and a repurchase of the unit on the last day of the period, and assumes re-investment of all distributions during the period.

(c) Ratios do not reflect the Fund’s proportionate share of the expenses of the investment funds.

(d) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the investment funds.

The above ratios and total return have been calculated for the Members taken as a whole. Ratios for periods less than a year have been annualized.  The total returns for periods less than a year have not been annualized.  An individual Member's return and ratios may vary from these returns and ratios due to the timing of unit transactions.

See accompanying notes to consolidated financial statements.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements
For the Six Months Ended October 31, 2015
(Unaudited)

1.  Organization

Ironwood Institutional Multi-Strategy Fund LLC (the “Fund”) was organized under the laws of the state of Delaware as a limited liability company on August 25, 2010 and commenced operations on January 1, 2011. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a closed-end, non-diversified management investment company.  The Fund is also registered under the Securities Act of 1933, as amended (the “1933 Act”). The Fund currently complies, and intends to continue to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below.

The Fund’s investment objective is capital appreciation with limited variability of returns. The Fund attempts to achieve this objective by allocating capital among a number of pooled investment vehicles that are generally organized in non-U.S. jurisdictions and classified as corporations for U.S. federal income tax purposes. Each is managed by an independent investment manager pursuant to various alternative investment strategies, including relative value; market neutral and low net equity; event-driven; and distressed and credit securities.

Ironwood Capital Management serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Directors (the “Board”). The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 (the “Advisers Act”).  The Adviser is also registered as a Commodity Pool Operator with the U.S. Commodity Futures Trading Commission and is a member of the National Futures Association.  The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund is a master fund in a master-feeder structure whereby a feeder fund invests substantially all of its assets in the Fund. As of October 31, 2015, Ironwood Multi-Strategy Fund LLC, the feeder fund to the Fund, represented 60.41% of the Fund’s net assets. Other investors in the Fund include high net worth individuals, foundations, pensions, and other institutions. Units of the Fund are issued to eligible investors (referred to as “Members”). The minimum initial investment is $50,000, subject to waiver by the Adviser. The minimum subsequent investment is $10,000, subject to waiver by the Adviser. Members may purchase their units only through a selling agent or directly from the Fund, generally as of the first business day of the month.

The Board, in its sole and absolute discretion, may authorize the Fund to make a tender offer to repurchase Members’ units (an “Offer”). In determining whether the Fund should make an Offer to repurchase units from Members, the Board will consider, among other things, the

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

1. Organization (continued)

recommendation of the Adviser.  Each Offer will generally apply to up to 10% of the net assets of the Fund.  The Adviser expects that it will recommend to the Board that the Fund make an Offer to repurchase units from Members semi-annually on June 30 and December 31.  A 5% early repurchase fee is charged on repurchased units that have been held less than one year, payable to the Fund.  The Board, in its sole discretion, may waive the imposition of the early repurchase fee.

The Fund utilizes State Street Bank and Trust Company (the “Administrator”) as its independent administrator.

The Bank of New York Mellon (the “Custodian”) serves as custodian for the Fund.

2. Significant Accounting Policies

Basis of Presentation

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Such policies are consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements are expressed in U.S. dollars.

The Fund is an investment company. As such, these consolidated financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

Use of Estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Basis of Consolidation

The consolidated financial statements include the results of the Fund and its wholly owned subsidiaries, Ironwood Multi-Strategy Fund Ltd. (the “CFC”), a Cayman Islands controlled foreign corporation and Ironwood Multi-Strategy Fund LP (“IMSLP”), a Delaware limited partnership. The wholly owned subsidiaries have the same investment objective as the Fund. The CFC is primarily used to invest in investment funds which do not allow United States entities to invest directly. IMSLP is used when the Fund has determined that organizing certain investment funds under a domestic limited partnership would be beneficial. As of October 31, 2015, no investment funds were held by the wholly owned subsidiaries.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

2. Significant Accounting Policies (continued)

Net Asset Value Determination

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as determined pursuant to policies established by the Board.

Portfolio Valuation

The Board has approved procedures pursuant to which the Fund values its investments in investment funds at fair value in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”). See Note 4 for more information.

Cash

In the normal course of business, the Fund maintains its cash balances in financial institutions, which at times may exceed federally insurable limits. The Adviser monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties. As of October 31, 2015, the Fund holds cash accounts with entities that are affiliated with the Custodian and the Administrator.

  Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. The changes in investment funds’ fair values are included in net change in unrealized appreciation on investments in investment funds on the consolidated statement of operations. Realized gain (loss) from investments in investment funds is calculated using the specific identification methodology.

Income Taxes

The Fund currently complies, and intends to continue to comply with the requirements of Subchapter M of the Code applicable to Regulated Investment Companies (“RICs”) and distributes substantially all of its taxable income to its Members. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements as of October 31, 2015. If applicable, the Fund recognizes interest accrued related to liabilities for unrecognized tax in interest expense and penalties in other expenses on the consolidated statement of operations. Generally, tax authorities can examine all tax returns filed for the last three tax years.

The Fund has a tax year that ends on April 30.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

2. Significant Accounting Policies (continued)

Income Taxes (continued)

The Fund generally invests in investment funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). Certain PFICs provide information regarding the amount of U.S. taxable income and gain. For such PFICs, the Fund has made Qualified Electing Fund (“QEF”) elections for tax purposes.

For other PFICs that do not provide information regarding taxable income and gain, the Fund has made mark-to-market elections which convert any unrealized gain to ordinary taxable income.

Net investment income (loss) and net realized gain (loss) from investments in investment funds may not be treated the same for financial statement and for U.S. tax purposes. Temporary book-tax differences result when the Fund holds an investment in an investment fund, and such temporary book-tax differences generally become permanent upon disposal of the investment fund.

As of October 31, 2015, the aggregate cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$1,748,255,540

Gross tax unrealized appreciation	21,722,971
Gross tax unrealized depreciation	(27,580,382)
Net tax unrealized depreciation on investments	$(5,857,411)

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

As of April 30, 2015, the Fund’s last fiscal and tax year-end, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$36,528,269
Undistributed net capital gain	$2,302,350
Accumulated capital losses	$(5,585)

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

2. Significant Accounting Policies (continued)

Distribution of Income and Gains (continued)

As of April 30, 2015, the Fund’s last fiscal and tax year-end, the Fund had available for federal income tax purposes unused short-term capital losses that will not expire of $173 and long-term capital losses that will not expire of $5,412.

There were no distributions paid during the six months ended October 31, 2015.

Dividend Reinvestment Plan

Each Member will have all income distributions and capital gains distributions automatically reinvested in additional units unless such Member specifically elects to receive all income distributions and capital gain distributions in cash.

3. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in these investment funds is limited to the value of the Fund’s interest in these investment funds as reported by the Fund.

4. Fair Value of Financial Instruments

The Fund invests in other investment funds and is permitted, as a practical expedient, to estimate the fair value of its investments in other investment funds based on the Fund’s pro-rata interest in the net assets of each investment fund, as such value is supplied by, or on behalf of, the investment fund’s investment manager, generally on a monthly basis. Some values received from, or on behalf of, the investment funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and incentive fees or allocations payable to the investment funds’ investment managers pursuant to the investment funds’ operating agreements. The investment funds value their underlying investments in accordance with policies established by each investment fund, as described in each of their financial statements or offering memoranda. The investment funds hold positions in readily marketable investments and derivatives that are valued at quoted market values and/or less liquid non-marketable investments and derivatives that are valued at estimated fair value. The mix and concentration of more readily marketable investments and less liquid non-marketable investments varies across the investment funds based on various factors, including the nature of their investment strategy, as described in each of their financial statements or offering memoranda. The Fund’s investments in investment funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

4. Fair Value of Financial Instruments (continued)

The Adviser has designed ongoing due diligence processes with respect to investment funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each investment fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such investment fund and to independently determine the fair value of the Fund’s interest in such investment fund.

The Adviser has designated a committee to oversee the valuation process of the Fund’s investments (the “Valuation Committee”).  The Valuation Committee is comprised of senior personnel, the majority of whom are separate from the Fund’s portfolio management team, and is responsible for developing written valuation processes and procedures, conducting periodic reviews of those policies and procedures, and evaluating the overall fairness and consistent application of the valuation policies.  The Valuation Committee meets on a quarterly basis or more frequently as needed.

If no value is readily available from an investment fund or if a value supplied by an investment fund were to be deemed by the Valuation Committee not to be indicative of its fair value, the Valuation Committee would determine, in good faith, the fair value of the investment fund under procedures adopted by the Board and subject to Board supervision. Because of the inherent uncertainty of valuation, the fair values of the investment funds held by the Fund may differ significantly from the values that would have been used had a ready market for the investment funds been available.  As of October 31, 2015, no investments were fair valued by the Valuation Committee.

As of October 31, 2015, approximately 0.40% of the Fund’s net assets were invested in investment funds that do not have set redemption timeframes but are liquidating investments and making distributions as underlying investments are sold.  The Adviser cannot estimate the timing of when these investments will be liquidated.

The following is a summary of the investment strategies of the investment funds held by the Fund as of October 31, 2015.

Relative value strategies attempt to capture pricing anomalies between assets that for all economic purposes are identical.  Relative value strategies capture these inefficiencies by utilizing a combination of assets including bonds, stocks, swaps, options, exchange traded funds, currencies, futures, etc.  One such strategy is capital structure arbitrage which involves the purchase and short sale of different classes of securities of the same issuer where there is a relative mispricing between two classes of securities.  An example of this strategy is the purchase of undervalued senior secured debt and the short sale of overvalued subordinated unsecured debt or common equity.  Other examples of relative value strategies include fixed income arbitrage, relative value interest rates, convertible bond arbitrage, relative value energy, and quantitative

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

4. Fair Value of Financial Instruments (continued)

strategies.  Generally, investment funds within this strategy require a 45 to 90 day notice period to redeem at the next available redemption date.

Market neutral and low net equity strategies involve the purchase of a stock or basket of stocks that is relatively underpriced as well as selling short a stock or basket of stocks that is relatively overpriced.  Depending on the manager’s investment strategy, the determination of whether a stock is overpriced or underpriced can be made through fundamental analysis (a fundamental strategy) or by complex statistical models that examine numerous factors that affect the price of a stock (a quantitative strategy).  The Adviser will utilize equity managers that target well-hedged and low net exposures and/or use a balanced approach to investing, i.e., they are short approximately the same dollar value of stocks they are long.  Generally, investment funds within this strategy require a 45 to 90 day notice period to redeem at the next available redemption date.

Event-driven strategies involve the assessment of how, when, and if specific transactions will be completed and the effect on corporations and financial assets.  A common event-driven strategy is merger arbitrage (also called risk arbitrage).  This involves the purchase of the stock of a target company involved in a potential merger and, in the case of a stock-for-stock offer, the short sale of the stock of the acquiring company.  The target company’s stock would typically trade at a discount to the offer price due to the uncertainty of the completion of the transaction.  The positions may be reversed if the manager feels the acquisition may not close.  This strategy aims to capture the spread between the value of the security at the close of the transaction and its discounted value at the time of purchase.  Other examples of event-driven strategies and opportunities include corporate restructurings, spin-offs, operational turnarounds, activism, asset sales, and liquidations.  Generally, investment funds within this strategy require a 30 to 90 day notice period to redeem at the next available redemption date.

Distressed strategies involve the purchase or short sale of debt or equity securities of issuers experiencing financial distress. These securities may be attractive because of the market’s inaccurate assessment of the issuer’s future potential or the values and timing of recoveries.  Managers may obtain voting rights or control blocks and actively participate in the bankruptcy or reorganization process while other investors may remain passive investors.  Examples of distressed securities trades include bankruptcies, liquidations, post-restructured equities, structured credit, and balance sheet restructurings.  Credit strategies involve a variety of strategies intended to exploit inefficiencies in the high-yield and related credit markets. Generally, investment funds within this strategy require a 45 to 90 day notice period to redeem at the next available redemption date.

As of October 31, 2015, all of the Fund’s investments in investment funds were valued using the practical expedient. In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update 2015-07, Disclosure for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent) (“ASU 2015-07”), an update to ASC 820. ASU 2015-07 removed the requirement to categorize within the fair value hierarchy investments for which

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

4. Fair Value of Financial Instruments (continued)

fair value is measured at net asset value using the practical expedient. ASU 2015-07 is effective for financial statements issued for fiscal years beginning after December 15, 2015 and for interim periods within those years, although early adoption is permitted. The Fund elected to early adopt ASU 2015-07 and as a result, investments in investment funds were excluded from the fair value hierarchy as of October 31, 2015.

The Fund has an unfunded capital commitment of $100,000,000.

5. Investment Transactions

Total purchases of investment funds for the six months ended October 31, 2015 were $225,750,000.  Total proceeds from redemptions of investment funds for the six months ended October 31, 2015 were $103,740,587.

6. Advance Subscriptions to Investment Funds

Advance subscriptions to investment funds represent amounts transferred prior to month-end to investment funds to be made effective November 1, 2015, pursuant to each investment fund’s operating agreement.

7. Advisory Fee, Related Party Transactions, and Other Expenses

In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly advisory fee of 0.10% (1.20% on an annualized basis) of the Fund’s month end net asset value. The advisory fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last calendar day of each month, before adjustments for any repurchases effective on that day. The advisory fee is payable in arrears as of the last calendar day of the applicable quarter and is in addition to the asset-based management fees and incentive fees or allocations charged by the underlying investment funds and indirectly borne by Members in the Fund. For the six months ended October 31, 2015, the Fund incurred advisory fees of $10,556,532, of which $5,396,904 was payable to the Adviser as of October 31, 2015.

Foreside Fund Services, LLC acts as the distributor (the “Distributor”) of the Fund’s units. The Distributor has entered into, and may continue to enter into, selected dealer agreements with various brokers and dealers (“Selling Agents”) that agree to participate in the distribution of the Fund’s units. Investments may be subject to a sales charge (a “Sales Charge”) of up to 2.00%.  The Sales Charge is in addition to the subscription price for units and does not form a part of an investor’s investment in the Fund.  The Sales Charge relating to units is paid directly to the Selling Agent that assisted in the placement of such units.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

7. Advisory Fee, Related Party Transactions, and Other Expenses (continued)

The Fund pays all investment expenses, including, but not limited to, brokerage commissions and all other costs of executing transactions, interest expense, commitment fees, custody fees, its share of expenses of the investment funds, including management fees to the investment managers of the investment funds (generally ranging from 0.00% to 3.50% of assets under management) and incentive fees or allocations to such investment managers (generally ranging from 15% to 35% of net profits), and all ongoing ordinary administrative and operational costs of the Fund, including (but not limited to) legal costs, accounting costs, fees paid to the Administrator, fees paid to the regulatory and compliance administrator, filing fees, insurance expense, and taxes. The Fund will also directly pay any extraordinary operating expenses. The Adviser will bear all ongoing ordinary administrative and operational costs of the Adviser, including employees’ salaries, office rent, travel costs, quote machine rent, computer and equipment costs, telephone bills, office supplies, research and data costs, legal costs, accounting costs, filing costs, and communication expenses.

The Adviser has entered into an agreement with the Fund (the “Expense Limitation Agreement”) whereby it has contractually agreed to waive its fees and/or reimburse the Fund’s expenses to the extent necessary to ensure that the monthly expenses of the Fund (excluding taxes, brokerage commissions, interest expense and commitment fees incurred in connection with any credit facility, other transaction related expenses, custody fees, any extraordinary expenses of the Fund, any acquired fund fees and expenses, and the advisory fee) will not exceed 0.020833% (0.25% per annum) of the Fund’s net assets as of each month end during the term of the Expense Limitation Agreement (the “Expense Limitation”). The Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts; provided that the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the prospectus that was in effect at the time of the original waiver.

No eligible expenses under the Expense Limitation Agreement were recaptured during the six months ended October 31, 2015 and no amounts are subject to potential future reimbursement.

Compensation to the Board for the six months ended October 31, 2015 was $29,583.

As of October 31, 2015, the directors, officers, and the Adviser and its employees, directly or indirectly, held units in the Fund as follows:

	Units	Percent of Net Assets

Directors	933.77	0.06%
Officers	130.00	0.01
Adviser and its employees	2,970.90	0.18
Total	4,034.67	0.25%

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements (continued)
(Unaudited)

8. Credit Facility

The Fund maintains a secured credit agreement with an unaffiliated bank for a revolving line of credit (the “Credit Facility”). The maximum availability under the Credit Facility is $150,000,000, subject to specific asset-based covenants. Borrowings are collateralized in full by certain assets of the Fund and bear interest at an annual rate of LIBOR plus 1.60% (the “spread”). Interest is accrued daily on any outstanding balance and, if not repaid on the interest accrual date, is automatically added to the principal amount of the loan. The Fund also pays a commitment fee (the “Commitment Fee”) of 0.65% based on the amount by which the maximum availability exceeds the outstanding loan balance. Interest expense and commitment fees incurred for the six months ended October 31, 2015 are included on the consolidated statement of operations. For the six months ended October 31, 2015, the average borrowings and average interest rate were $25,725,636 and 1.90% respectively. As of October 31, 2015, the interest rate in effect was approximately 1.92%. The contractual maturity of the Credit Facility is April 20, 2018.

9. Subsequent Events

The Adviser has performed a subsequent events review and determined that there were no subsequent events which would have a significant impact on the Fund’s financial position or results of operations that need to be disclosed.

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information
(Unaudited)

Fund Management

The Fund’s officers are appointed by the Board of Directors and oversee the management of the day-to-day operations of the Fund under the supervision of the Board of Directors. One of the directors and all of the officers of the Fund are officers or employees of Ironwood Capital Management (the “Adviser” or “Ironwood”). The other directors are not affiliated with the Adviser and are not “interested persons” as defined under Section 2(a)(19) of the 1940 Act (the “Independent Directors”). A list of the directors of the Fund and a brief statement of their present positions and principal occupations during the past five years are set out below.

Directors

Name and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships
Disinterested Directors
Richard W. Meadows Age: 65	Independent Director	Term - Indefinite Length - Since inception	Retired since May 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
M. Kelley Price Age: 65	Independent Director	Term - Indefinite Length - Since inception	Retired since May 2010; prior thereto Executive Vice President of mutual fund administration firm	2	0
David Sung Age: 61	Independent Director	Term - Indefinite Length - Since October 1, 2015	Partner, Ernst & Young LLP (retired 2014); independent consultant (2014-present)	2	Lattice Series Trust (a series of four ETFs)
Interested Directors(2)
Jonathan Gans Age: 44	Chief Executive Officer/President, Director, Chairman of the Board	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood	2	0

(1) Each Director will serve for the duration of the Fund, or until his death, resignation, termination, removal, or retirement.

(2) “Interested person,” as defined in the 1940 Act, of the Fund (“Interested Director”) because of the affiliation with the Fund and Ironwood.

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Officers

Set forth below is the Fund’s officers’ name, age, position with the Fund, length of term of office, and the principal occupation for the last five years, as of October 31, 2015. The business address of each officer is care of Ironwood Capital Management, One Market Plaza, Steuart Tower, Suite 2500, San Francisco, California 94105.

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Jonathan Gans Age: 44	Chief Executive Officer, President	Term - Indefinite Length - Since inception	Chief Executive Officer and President of Ironwood
Alison Sanger Age: 44	Chief Compliance Officer	Term - Indefinite Length - Since inception	Chief Operating Officer and Chief Compliance Officer of Ironwood
Laurie Chatoff Age: 48	Secretary	Term - Indefinite Length - Since March 15, 2013	Chief Financial Officer of Ironwood; Previous: Consultant to alternative investment clients
Martha Boero Age: 32	Treasurer	Term - Indefinite Length - Since March 15, 2013	Controller of Ironwood

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Investment Advisory Agreement

The Investment Advisory Agreement between Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”) and Ironwood Multi-Strategy Fund LLC (the “Feeder Fund,” and together with the Master Fund, the “Funds”) and the Adviser (the “Agreement”) provides that the Adviser is responsible, subject to the supervision of the Board of Directors (the “Board”), for providing investment supervisory services to the Funds.  Such investment supervisory services include ongoing investment guidance, policy direction, and monitoring.  The Adviser makes the Funds’ investment decisions in accordance with the Funds’ stated investment objectives, policies and restrictions.

The Adviser also is responsible for providing and/or overseeing operational services to the Funds, including administration services, fund accounting, marketing/investor relations services, assistance with meeting legal and regulatory requirements, compliance services, and any other services necessary for the operation of the Funds.

The Agreement was approved for an initial two-year term on December 23, 2010. Thereafter, the Agreement continues in effect from year to year subject to annual approval by the Board (including a majority of the Independent Directors), or by the vote of a majority of the Members of each Fund with respect to that Fund.  The Agreement may be terminated with respect to either Fund at any time by the Board, by a vote of a majority of the outstanding voting securities of the relevant Fund or, upon 90 days’ written notice to the relevant Fund, by the Adviser.

The Independent Directors met telephonically with counsel to the Funds at various times in September 2015, both separately in executive session and with representatives of the Adviser, and in person on September 21, 2015 to evaluate whether to approve the Agreement for an additional one-year term. At the in-person Board meeting on September 21, 2015, the Board, including all of the Independent Directors, considered and unanimously approved the Agreement for such additional one-year term.

In the course of considering whether to approve the Agreement, the Board considered written materials that were provided by the Adviser and by Fund counsel in advance of its meetings, the terms of the Agreement, the operations of the Funds and other relevant factors.

The Board discussed the Funds’ existing relationship with the Adviser, as well as the nature and quality of the investment advisory and administrative services provided. The Board acknowledged that the Adviser has demonstrated its commitment to maintaining and expanding operational resources reasonably necessary to manage the Funds in a professional manner. The Board discussed the Adviser’s substantial commitment to the recruitment and retention of skilled personnel; the Adviser’s disciplined investment approach; the high quality of the Adviser’s manager selection and operational due diligence processes; the Adviser’s significant investor relations efforts; the Adviser’s close oversight of outside service providers; and the Adviser’s strong commitment to carrying out its compliance policies and procedures. The Board concluded that the quality of service offered by the Adviser to the Funds was appropriate and that the

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Investment Advisory Agreement (continued)

Adviser’s personnel had sufficient expertise to manage the Funds. The Board concluded that during the upcoming year, it believed the Adviser would be able to provide the same quality of investment management and related services that it has provided in the past.

Among other materials, the Board reviewed a presentation on the Funds’ investment performance through August 31, 2015, along with a comparison to the performance of the HFRI Fund of Funds: Conservative Index, the S&P 500, the Barclays Aggregate Bond Index, the other investment funds to which the Adviser serves as investment manager and a group of eight other registered alternative funds of funds (the “Peer Group”) that have objectives and strategies similar to those of the Funds.

The Board discussed with the Adviser the composition of the Peer Group, including how it had changed over time as a result of new peers being formed and former peers changing in size or strategy.  The Board noted that the Funds’ year-to-date returns, one-year returns, three-year annualized returns, and three-year volatility statistics have been consistent with the Funds’ stated investment objectives and in line with or in excess of the Peer Group. The Board also acknowledged that the Funds’ year-to-date returns, three-year annualized returns, and three-year volatility statistics compared favorably to those of the HFRI Fund of Funds: Conservative Index, the Barclays Aggregate Bond Index and most members of the Peer Group.  The Board recognized that the S&P 500 information was provided for reference rather than benchmarking purposes. At the same time, it noted that the Funds’ three-year volatility was lower than that of the S&P 500 and all members of the Peer Group.  Taking into account all of the information provided, the Board concluded that the investment performance generated by the Adviser was satisfactory.

The Board considered the Funds’ expense ratios, both gross and net of the Expense Limitation Agreements, whereby the Adviser agrees to limit certain of the Funds’ annual expenses to 0.25% of the Funds’ net assets. The Board noted that the gross expense ratios have continued to decline as the Funds’ net assets rise and therefore that the Funds have been able to take advantage of economies of scale. The Board compared the Funds’ expense ratios to those of the Peer Group, observing that the Funds’ expense ratios appear reasonable.

The Board evaluated information regarding the profitability of the Adviser with respect to its management of the Funds based on the nature, extent and quality of the services provided by the Adviser, the total compensation received by the Adviser from the Funds and the total costs to the Funds of using the Adviser’s services. The Board took into account expenses borne by the Adviser, expenses that are passed on to the Funds by the Adviser, the Expense Limitation Agreements and the substantial resources of the Adviser devoted to the management of the Funds. The Board concluded that the Adviser’s profitability appeared reasonable and appropriate, particularly in light of the Adviser’s effort to minimize the Fund’s expenses through the Expense Limitation Agreements. In considering the advisory fees, the Board determined that not having breakpoints was appropriate at this time.

Ironwood Institutional Multi-Strategy Fund LLC
Supplemental Information (continued)
(Unaudited)

Investment Advisory Agreement (continued)

The Board determined that the fees payable under the Agreement are fair and reasonable in light of the services that the Adviser provides to the Funds and concluded that continuing the Agreement serves the interests of the Funds and the Members.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to unit holders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable

Item 9. Purchases of equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Fund’s board of directors, where those changes were implemented after the Fund last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)) , or this Item.

Item 11. Controls and Procedures.

(a) The Fund's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Fund's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of  Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ironwood Institutional Multi-Strategy Fund LLC
By
/s/ Jonathan Gans
Jonathan Gans, Chief Executive Officer and President
(principal executive officer)

Date: January 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By
/s/ Jonathan Gans
Jonathan Gans, Chief Executive Officer and President
(principal executive officer)

Date: January 7, 2016
By
/s/ Martha Boero
Martha Boero, Treasurer
(principal financial officer)

Date: January 7, 2016